Note 9 - Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
9.	Related Party Transactions

The Company’s vessel-owning companies are parties to management agreements with the Manager, whereby the Manager provided technical and commercial vessel management for a fixed daily fee of an average of Euro 700 for 2011, Euro 685 for 2012 and Euro 685 for 2013 under the Company’s Master Management Agreement (see below).  Vessel management fees paid to the Manager amounted to $5,810,095, $4,984,098 and $4,891,024 in 2011, 2012 and 2013, respectively.

An annual adjustment of the management fee due to inflation as provided under the management agreement takes effect January 1 of each year. Laid-up vessels are billed for half of the daily fee for the period they are laid-up. The Company’s Master Management Agreement with Eurobulk - effective as of January 1, 2011 and with an initial term of five years until January 1, 2016.  The amended and restated Master Management Agreement will automatically be extended after the initial period for an additional five year period unless terminated on or before the 90th day preceding the initial termination date. Pursuant to the Master Management Agreement, each ship-owning company has signed - and each future shipowning company when a vessel is acquired will sign - with the Manager a management agreement with the rate and term of these agreements set in the Master Management Agreement effective at such time. The new agreement was further amended and restated as of January 1, 2012 to reflect a 5% discount of the daily vessel management fee for the period during which the number of the Euroseas-owned vessels (including vessels in which Euroseas is a part owner) managed by Eurobulk is greater than 20 (“volume discount”). As of December 31, 2013, there are 14 vessels in the Company’s fleet and 10 vessels in the fleet of the Company’s Euromar LLC joint venture.  The management fee was adjusted for inflation and agreed at 700 Euros per vessel per day for 2011 taking effect on January 1, 2011. Starting January 1, 2012, the management fee was adjusted to 720 Euros per vessel per day in operation and 360 Euros per vessel per day in lay-up before the 5% discount. The fee remained unchanged for the years starting January 1, 2013 and January 1, 2014. The Master Management Agreement was amended on January 1, 2014 and its term extended until January 1, 2019. After the 5% discount, Euroseas pays to the Manager a fee of 685 Euros per vessel per day in operation and 342.5 Euros per vessel per day in lay-up, as the number of vessels wholly or partly owned by Euroseas and managed by Eurobulk has been in excess of 20. These fees are recorded under “Related party management fees” in the “Consolidated statements of operations”.

In addition to the vessel management services, the Manager provides management services for the Company’s needs as a public company. In 2011, compensation for such services to the Company as a public company was $1,225,000. This fee was adjusted and agreed at $1,850,000 for 2012 and at $1,900,000 for 2013. Starting January 1, 2014, this fee was agreed at $2,000,000. These amounts are recorded in “Other general and administrative expenses”.

Amounts due to or from related companies represent net disbursements and collections made on behalf of the vessel-owning companies by the Management Company during the normal course of operations for which a right of off-set exists.  As of December 31, 2012, the amount due from related companies was $4,948,443. As of December 31, 2013, the amount due to related companies was $903,478. Based on the Master Management Agreement between Euroseas Ltd. and Euroseas’ ship-owning subsidiaries and Eurobulk Ltd. an estimate of the quarter’s operating expenses, expected dry-dock expenses, vessel management fee and fee for management executive services are to be advanced in the beginning of the quarter to Eurobulk Ltd.

The Company uses brokers for various services, as is industry practice.  Eurochart S.A., an affiliated company controlled by certain members of the Pittas family, provides vessel sale and purchase services, and chartering services to the Company whereby the Company pays commission of 1% of the vessel sales price and 1.25% of charter revenues. A commission of 1% of the purchase price is also paid to Eurochart S.A. by the seller of the vessel for the acquisitions the Company makes.

Commission expenses for vessel sales for the year ended December 31, 2012 of $43,823 were recorded for the sale of M/V “Jonathan P”; this commission expense was paid to Eurochart in 2012. Commission expenses for vessel sales and purchases for the year ended December 31, 2013 of $76,183 were recorded for the sale of M/V “Anking” and M/V “Irini” and $59,000 for the purchase of M/V “Joanna”; this commission expense was paid to Eurochart in 2013. Eurochart S.A. also received 1% commission for vessel acquisitions from the sellers of the vessels that the Company acquired. Commissions to Eurochart S.A. for chartering services were $766,304, $641,104 and $474,466 in 2011, 2012 and 2013, respectively.

Certain members of the Pittas family, originally together with another unrelated ship management company, have formed a joint venture with the insurance broker Sentinel Maritime Services Inc. (“Sentinel”); currently Sentinel is owned only by certain members of the Pittas family. Also, certain members of the Pittas family, originally together with two other unrelated ship management companies, have formed a joint venture with a crewing agent, Technomar Crew Management Services Corp (“Technomar”); currently, Technomar is owned by certain members of the Pittas family and one unrelated ship management company. Sentinel is paid a commission on premium not exceeding 5%; Technomar is paid a fee of about $60 per crew member per month. Total fees charged by Sentinel and Technomar were $173,717 and $219,014 in 2011, $130,699 and $217,141 in 2012 and $128,742 and $270,923 in 2013, respectively.  These amounts are recorded in “Vessel operating expenses”.